Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (10,189)	$ (9,111)	$ (8,053)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	129	168	149
Amortization	349	321	193
Impairment of inventory			201
Impairment of property and equipment			114
Capital (gain) loss from sale of property and equipment	(7)	30	(10)
Stock-based compensation in connection with restricted shares and options granted to employees and service provider	91
Changes in operating assets and liabilities:
Restricted deposits		1,758	(1,433)
Accounts receivable	(21)	1,198	631
Inventory		(50)	(311)
Other receivables	2,179	(1,773)	1,459
Interest earned on restricted deposit for put option		128	(128)
Accrued payroll and other compensation related accruals	53	(135)	210
Trade payables, accrued expenses and other accounts payable	(146)	(896)	3,108
Income tax payable	159	73	(2,674)
Accrued expenses and accounts payable with respect to Projects	198	(2,193)	(2,233)
Due to related company			(600)
Progress payments in excess of accumulated costs with respect to Projects (accumulated costs with respect to Projects in excess of progress payments)	2,184	457	(1,170)
Accrued severance pay	(74)	(4)	(25)
Total Adjustments	5,094	(918)	(2,519)
Net cash used in operating activities	(5,095)	(10,029)	(10,572)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(123)	(187)	(182)
Proceeds from sale of property and equipment	74	124	10
Net cash used in investing activities	(49)	(63)	(172)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants, net of issuances costs	11,599
Proceeds received from a line of credit	1,457
Repayment of a line of credit	(1,457)
Payment on account of shares	1,457
Due from the controlling shareholders, net		196	378
Withholding tax paid by the Company on behalf of the controlling shareholders with respect to dividend distributed			(4,393)
Withholding tax paid by the controlling shareholders to the Company with respect to dividend distributed, to be paid by the Company to the Israel Tax Authority			770
Net cash provided by (used in) financing activities	13,056	196	(3,245)
Net change in cash and cash equivalents	7,912	(9,896)	(13,989)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	1,944	11,840	25,829
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	9,856	1,944	11,840
Cash paid during the years for:
Interest and banks' charges	128	18	36
Income tax	$ 3	$ 7	$ 3,758